SHAREHOLDERS’ EQUITY (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Class of Stock [Line Items]
Ordinary shares, issued	10,963,783	11,585,687
Ordinary shares, outstanding	10,963,783	11,585,687
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, issued	10,963,783	11,585,687
Ordinary shares, outstanding	10,963,783	11,585,687
Common Class B [Member]
Class of Stock [Line Items]
Shares issued	12,500,000